VIA EDGAR

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

May 29, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.20549

Re: Investment Managers Series Trust (filing relates to Advisory Research MLP& Energy Infrastructure Fund)(File No. 333-_________)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) the Registration Statement on Form N-14 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”), relating to the Registrant’s Advisory Research MLP& Energy Infrastructure Fund series (the “Fund”).

The Combined Prospectus and Proxy Statement contained in this filing relates to the exchange of the currently outstanding shares of the Fund, which are not registered under the 1933 Act, for new Class I shares of the Fund, which will be registered under the 1933 Act.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures